Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 4,595,754	₩ 4,569,793
Investment Property And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 4,874,423